Leases (FY)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
15. Leases
The Company leased office and laboratory facilities in Cambridge, Massachusetts (the “Old Premises”) from an investor in the Company under a noncancelable operating lease that began in April 2015 and expired in March 2020. In February 2020, the Company amended the lease for the Old Premises to extend the lease expiration to April 30, 2020. The amendment was accounted for as a lease reassessment and the right-of-use asset and lease liability were remeasured at the reassessment date of February 2020 resulting in an increase of $0.1 million to the right-of-use asset for prepaid rent and a reduction of $0.1 million to the lease liability. In May 2020, the Company amended the lease for the Old Premises to extend the lease expiration to May 23, 2020 and recognized the final rent payment of less than $0.1 million in expense.
In February 2020, the Company entered into a license agreement with a third party for the use of office and laboratory space in Boston, Massachusetts, commencing in May 2020 (the “New Premises”). The Company determined that this license agreement qualified as a lease under ASC 842, Leases (“ASC 842”). The initial term of the license agreement is three years with the option to extend for a total of three one-year periods at fair-market rent at the time of each extension. In addition to use of office and laboratory space, the license fee includes various laboratory, office, and operational support services to be provided by the licensor. The initial monthly license fee escalates 3% annually and totals approximately $12.0 million for the three-year term. Additionally, the licensee agreement for the New Premises requires the Company to pay for a non-exclusive, irrevocable license to use forty-two unreserved parking spaces adjacent to the New Premises at the prevailing monthly parking rate. On May 1, 2020, the lease commencement date was met and the Company recorded an operating lease asset of $10.6 million and a corresponding lease liability of $10.2 million.
On December 22, 2020, as part of the Merger, the Company acquired a lease for approximately 30,000 square feet of office and laboratory space in Boston, Massachusetts (the “Merger Premises”). The lease commenced in January 2018 with rent payments commencing in April 2018. The initial term of the lease was ten years with the option to extend for an additional seven years at fair-market rent at the time of the extension. In addition to use of office and laboratory space, the Company is responsible for paying its allocable portion of building and laboratory operating expenses separately from rent, based on actual costs incurred. Remaining fixed lease payments at the time of the Merger were approximately $14.2 million. On December 22, 2020, the Company recorded an operating lease asset and corresponding lease liability of $10.2 million associated with this lease. The operating lease asset was increased by the value attributable to the below-market lease of $3.1 million and an allocated portion of the excess purchase price for the Merger of $1.9 million.
On January 7, 2021 the Company entered into a sublease agreement (the “Sublease”) with Moma Therapeutics, Inc. (the “Subtenant”), whereby the Company subleased the entire Merger Premises to the Subtenant. The initial term of the Sublease commenced on February 3, 2021, which was the date the Company received consent to the Sublease from the landlord, and shall continue until 18 months from the commencement date.
The Sublease provides for an initial annual base rent of $1.9 million, which increases annually up to a maximum annual base rent of $2.0 million. The Subtenant also is responsible for paying to the Company operating costs, annual tax costs and all utility costs attributable to the Premises during the term of the Sublease. Expense arising from the Merger Premises of $1.9 million for the twelve months ended December 31, 2021 and lease income from the Sublease of $1.8 million for the twelve months ended December 31, 2021 are classified in operating expense on a net basis.
The Company also leases property and equipment under agreements that are accounted for as finance leases.
The components of lease cost were as follows (in thousands):
	Year Ended December 31,
	2021	2020
Operating lease cost	$6,665	$3,097
Short-term lease cost	$—	$—
Variable lease cost	$844	$271
Finance lease cost:
Amortization of lease assets	$152	$361
Interest on lease liabilities	7	20
Total finance lease cost	$159	$381
Supplemental disclosure of cash flow information related to leases was as follows (in thousands):
	Year Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities (operating cash flows)	$5,998	$2,461
Cash paid for amounts included in the measurement of finance lease liabilities (operating cash flows)	$7	$20
Cash paid for amounts included in the measurement of finance lease liabilities (financing cash flows)	$166	$347
Operating lease liabilities arising from obtaining right-of-use assets	$—	$10,219
Finance lease liabilities arising from obtaining right-of-use assets	$—	$102
The weighted-average remaining lease term and discount rate were as follows:
	As of December 31,
	2021	2020
Weighted-average remaining lease term (in years) used for:
Operating leases	5.22	5.03
Finance leases	0.60	1.26
Weighted-average discount rate used for:
Operating leases	9.10%	9.01%
Finance leases	3.41%	6.46%
Because the interest rates implicit in the license agreement and lease agreement assumed from PTI were not readily determinable, the Company’s incremental borrowing rate was used to calculate the present value of each. The present value of the Company’s finance leases was calculated using the rate implicit in the lease.
As of December 31, 2021, future annual lease payments under the Company’s real estate operating leases and equipment finance leases were as follows (in thousands):
Year Ending December 31,	Operating Leases	Finance Leases
2022	$6,173	$49
2023	2,977	—
2024	1,931	—
2025	1,985	—
2026	2,039	—
Thereafter	2,801	—
Total future lease payments	17,906	49
Less: Imputed interest	(3,427)	(1)
Total lease liabilities	$14,479	$48
The following table presents lease assets and liabilities and their classification on the consolidated balance sheet (in thousands):
		As of December 31,
Leases	Consolidated Balance Sheet Classification	2021	2020
Assets:
Operating lease assets	Operating lease right-of- use assets	$18,543	$23,678
Finance lease assets	Property and equipment, net	315	199
Total leased assets		$18,858	$23,877
Liabilities:
Current:
Operating lease liabilities	Operating lease liabilities	$5,064	$4,468
Finance lease liabilities	Current portion of finance lease obligation	48	166
Non-current:
Operating lease liabilities	Operating lease liabilities, net of current portion	9,415	14,479
Finance lease liabilities	Finance lease obligation, net of current portion	—	48
Total lease liabilities		$14,527	$19,161